Offsetting Assets and Liabilities (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Offsetting [Abstract]
Offsetting Assets	The table below provides a gross presentation, the effects of offsetting and a net presentation of the Company’s derivative instruments and repurchase agreements within the scope of ASC 210-20, Balance Sheet—Offsetting, as of June 30, 2021 and December 31, 2020 (dollars in thousands):

				Gross Amounts Not Offset on the Balance Sheet
Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Balance Sheet	Net Amount of Assets Presented on the Balance Sheet	Financial Instruments	Cash Collateral (1)	Net Amount
June 30, 2021
Derivative instruments, at fair value	$5	$—	$5	$—	$—	$5
December 31, 2020
Derivative instruments, at fair value	$25	$—	$25	$—	$—	$25
The table below provides a gross presentation, the effects of offsetting and a net presentation of the Company’s derivative instruments and repurchase agreements within the scope of ASC 210-20, Balance Sheet—Offsetting, as of December 31, 2020 and December 31, 2019 (dollars in thousands):

				Gross Amounts Not Offset on the Balance Sheet
Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Balance Sheet	Net Amount of Assets Presented on the Balance Sheet	Financial Instruments	Cash Collateral (1)	Net Amount
December 31, 2020
Derivative instruments, at fair value	$25	$—	$25	$—	$—	$25
December 31, 2019
Derivative instruments, at fair value	$1,119	$—	$1,119	$—	$10,895	$—

Offsetting Liabilities
				Gross Amounts Not Offset on the Balance Sheet
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Balance Sheet	Net Amount of Liabilities Presented on the Balance Sheet	Financial Instruments	Cash Collateral (1)	Net Amount
June 30, 2021
Repurchase agreements - commercial mortgage loans	$287,462	$—	$287,462	$494,472	$5,015	$—
Repurchase agreements - real estate securities	46,510	—	46,510	59,297	—	—
Derivative instruments, at fair value	2,285	—	2,285	—	8,679	—
December 31, 2020
Repurchase agreements - commercial mortgage loans	$276,340	$—	$276,340	$496,030	$5,016	$—
Repurchase agreements - real estate securities	186,828	—	186,828	245,956	1,146	—
Derivative instruments, at fair value	403	—	403	—	3,435	—

(1)	These cash collateral amounts are recorded within the Restricted cash balance on the consolidated balance sheets.

				Gross Amounts Not Offset on the Balance Sheet
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Balance Sheet	Net Amount of Assets Presented on the Balance Sheet	Financial Instruments	Cash Collateral (1)	Net Amount
December 31, 2020
Repurchase agreements, commercial mortgage loans	$276,340	$—	$276,340	$496,030	$5,016	$—
Repurchase agreements, real estate securities	186,828	—	186,828	245,956	1,146	—
Derivative instruments, at fair value	403	—	403	—	3,435	—
December 31, 2019
Repurchase agreements, commercial mortgage loans	$252,543	$—	$252,543	$394,229	$5,011	$—
Repurchase agreements, real estate securities	394,359	—	394,359	454,301	1,657	—
Derivative instruments, at fair value	1,581	—	1,581	—	3,679	—

(1)	These cash collateral amounts are recorded within the Restricted cash and Accounts payable and accrued expenses balances on the consolidated balance sheets.